Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	April/May 2020
Payment Date	6/15/2020
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

			April/May
Interest:	April	May	Collection Period
Interest Collections	$2,159,495.33	$1,991,159.78	$4,150,655.11

Principal:
Principal Collections	$19,306,604.62	$18,708,628.28	$38,015,232.90
Prepayments in Full	$11,665,144.75	$8,851,028.51	$20,516,173.26
Liquidation Proceeds	$0.00	$0.00	$0.00
Recoveries	$0.00	$0.00	$0.00
Sub Total	$30,971,749.37	$27,559,656.79	$58,531,406.16
Collections:	$33,131,244.70	$29,550,816.57	$62,682,061.27

Purchase Amounts:
Purchase Amounts Related to Principal	$510,643.58	$73,306.59	$583,950.17
Purchase Amounts Related to Interest	$1,576.84	$247.22	$1,824.06
Sub Total	$512,220.42	$73,553.81	$585,774.23

Clean-up Call	$0.00	$0.00	$0.00

Reserve Account Draw Amount	$0.00	$0.00	$0.00

Available Funds - Total	$33,643,465.12	$29,624,370.38	$63,267,835.50

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	April/May 2020
Payment Date	6/15/2020
Transaction Month	1
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$63,267,835.50
April/May Servicing Fee	$1,497,420.92	$1,497,420.92	$0.00	$0.00	$61,770,414.58
Interest - Class A-1 Notes	$35,317.88	$35,317.88	$0.00	$0.00	$61,735,096.70
Interest - Class A-2 Notes	$259,173.75	$259,173.75	$0.00	$0.00	$61,475,922.95
Interest - Class A-3 Notes	$299,823.33	$299,823.33	$0.00	$0.00	$61,176,099.62
Interest - Class A-4 Notes	$87,491.25	$87,491.25	$0.00	$0.00	$61,088,608.37
First Priority Principal Payment	$12,060,681.00	$12,060,681.00	$0.00	$0.00	$49,027,927.37
Interest - Class B Notes	$47,486.54	$47,486.54	$0.00	$0.00	$48,980,440.83
Second Priority Principal Payment	$25,270,000.00	$25,270,000.00	$0.00	$0.00	$23,710,440.83
Interest - Class C Notes	$53,873.97	$53,873.97	$0.00	$0.00	$23,656,566.86
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,656,566.86
Regular Principal Payment	$102,669,319.00	$23,656,566.86	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$63,267,835.50

Principal Payment:
First Priority Principal Payment					$12,060,681.00
Second Priority Principal Payment					$25,270,000.00
Regular Principal Payment					$23,656,566.86
Total					$60,987,247.86
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$60,987,247.86	$435.62	$35,317.88	$0.25	$61,022,565.74	$435.87
Class A-2 Notes	$0.00	$0.00	$259,173.75	$0.94	$259,173.75	$0.94
Class A-3 Notes	$0.00	$0.00	$299,823.33	$0.95	$299,823.33	$0.95
Class A-4 Notes	$0.00	$0.00	$87,491.25	$1.24	$87,491.25	$1.24
Class B Notes	$0.00	$0.00	$47,486.54	$1.88	$47,486.54	$1.88
Class C Notes	$0.00	$0.00	$53,873.97	$3.20	$53,873.97	$3.20
Total	$60,987,247.86	$72.45	$783,166.72	$0.93	$61,770,414.58	$73.38

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	April/May 2020
Payment Date	6/15/2020
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$140,000,000.00	1.0000000	$79,012,752.14	0.5643768
Class A-2 Notes	$274,500,000.00	1.0000000	$274,500,000.00	1.0000000
Class A-3 Notes	$314,500,000.00	1.0000000	$314,500,000.00	1.0000000
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$841,810,000.00	1.0000000	$780,822,752.14	0.9275522

Pool Information - April
Weighted Average APR	3.034%	3.006%
Weighted Average Remaining Term	54.80	54.14
Number of Receivables Outstanding	34,181	33,507
Pool Balance	$914,193,806.49	$882,711,301.76
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$841,820,468.79	$812,829,150.85
Pool Factor	1.0000000	0.9655625

Pool Information - May
Weighted Average APR	3.006%	2.991%
Weighted Average Remaining Term	54.14	53.40
Number of Receivables Outstanding	33,507	32,728
Pool Balance	$882,711,301.76	$855,078,182.47
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$812,829,150.85	$787,639,319.00
Pool Factor	0.9655625	0.9353358
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$67,438,863.47
Targeted Overcollateralization Amount	$88,683,240.90
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$74,255,430.33

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	April/May 2020
Payment Date	6/15/2020
Transaction Month	1

VIII. NET LOSS AND DELINQUENT RECEIVABLES - APRIL
		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		35	$111.78
(Recoveries)		0	$0.00
Net Loss for Current Collection Period (April)			$111.78
Ratio of Net Loss for Current Collection Period (April) to Beginning of Period Pool Balance (annualized)			0.0002%

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.33%	115	$2,933,301.87
61-90 Days Delinquent	0.00%	0	$0.00
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.33%	115	$2,933,301.87

Repossession Inventory:
Repossessed in the Current Collection Period (April)		2	$37,549.50

NET LOSS AND DELINQUENT RECEIVABLES - MAY
		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		49	$155.91
(Recoveries)		0	$0.00
Net Loss for Current Collection Period (May)			$155.91
Ratio of Net Loss for Current Collection Period (May) to Beginning of Period Pool Balance (annualized)			0.0002%

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.33%	90	$2,840,354.39
61-90 Days Delinquent	0.04%	11	$340,138.27
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.37%	101	$3,180,492.66

Repossession Inventory:
Repossessed in the Current Collection Period (May)		3	$133,275.58

Total Repossessed Inventory		5	$167,111.66

Prior and Current Collection Periods Average Loss*:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period		N/A
Second Prior Collection Period		N/A
Prior Collection Period (April)		0.0002%
Current Collection Period (May)		0.0002%
Four Month Average (Current and Prior Three Collection Periods)		N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)	84	$267.69
(Cumulative Recoveries)		$0.00
Cumulative Net Loss for All Collection Periods		$267.69
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance		0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss		$3.19
Average Net Loss for Receivables that have experienced a Realized Loss		$3.19

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	April/May 2020
Payment Date	6/15/2020
Transaction Month	1

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables*:
Second Prior Collection Period		N/A
Prior Collection Period (April)		0.0000%
Current Collection Period (May)		0.0336%
Three Month Average		N/A

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.0398%
Delinquency Trigger Occurred		No
* For the first collection period, consisting of both April and May, the loss and delinquency data will be reported for each month.

IX. CREDIT RISK RETENTION

The fair value of the Notes and the Residual Interest on the Closing Date is summarized below.

	Fair Value	Fair Value
	(in millions)	( as a percentage)

Class A Notes	$799.7	88.1%
Class B Notes	25.3	2.8
Class C Notes	16.8	1.9
Residual Interest	66.0	7.3

Total	$907.8	100.0%

The Depositor must retain a Residual Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest, or $45.4M, according to Regulation RR.
X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer